Note 11 - Share Capital - Common Shares Issued (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Statement Line Items [Line Items]
Equity	$ 32,242,641	$ 15,419,418		$ 15,419,418
Equity	$ 23,072,781	$ 32,242,641	$ 15,419,418	$ 23,072,781
Ordinary shares [member]
Statement Line Items [Line Items]
Common shares outstanding (in shares)	259,333,853	197,097,815	166,578,084	197,097,815
Equity	$ 103,357,862	$ 81,027,171	$ 61,688,953	$ 81,027,171
Shares issued on the exercise of stock options (in shares)	685,000		8,106,300
Shares issued on the exercise of stock options	$ 123,528		$ 2,703,436
Fair value of stock options exercised	$ 134,831		$ 2,816,625
Shares issued on the exercise of warrants and compensation warrants (in shares)			22,413,431
Shares issued on the exercise of warrants and compensation warrants			$ 9,373,245
Fair value of warrants and compensation warrants exercised		$ 901,417	$ 4,444,912
Shares issued (in shares)		5,648,000
Equity issued		$ 1,654,988
Share issue related cost		$ (1,165,017)
Common shares outstanding (in shares)	260,018,853	259,333,853	197,097,815	260,018,853
Equity	$ 103,616,221	$ 103,357,862	$ 81,027,171	$ 103,616,221
Ordinary shares [member] | Common shares issued on public offering [member]
Statement Line Items [Line Items]
Shares issued (in shares)		34,800,000
Equity issued		$ 9,349,254
Ordinary shares [member] | Fair value of warrants issued [member]
Statement Line Items [Line Items]
Equity issued		$ (5,985,378)
Ordinary shares [member] | Common shares issued to settle liabilities [member]
Statement Line Items [Line Items]
Shares issued (in shares)		2,386,386
Equity issued		$ 1,843,629
Ordinary shares [member] | Commons shares issued on business acquisitions [member]
Statement Line Items [Line Items]
Shares issued (in shares)		15,607,240
Equity issued		$ 12,050,000
Ordinary shares [member] | Fair value of stock options exercised [member]
Statement Line Items [Line Items]
Fair value of stock options exercised		$ 1,737,879
Ordinary shares [member] | Warrants issued on public offering [member]
Statement Line Items [Line Items]
Shares issued on the exercise of warrants and compensation warrants (in shares)		3,794,412
Shares issued on the exercise of warrants and compensation warrants		$ 1,943,919